Property Plant and Equipment	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Property Plant and Equipment

Note 4 – Property, Plant and Equipment:

Property, plant and equipment on September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012	December 31, 2011
Machinery and Equipment	$39,627	$29,627
Less: Accumulated Depreciation	18,916	9,612
	$20,711	$20,015

Depreciation expense charged to income for the nine months ended September 30, 2012 and 2011 amounted to $9,304 and $6,709 respectively.